Operating Leases - Other Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jan. 01, 2019
Operating Leases
Right-of-use assets (Note 4)	$ 2,075	$ 2,075	$ 2,300
Lease liability	2,074	2,074	$ 2,300
Operating lease payments	$ 200	$ 300
Weighted average discount rate (as a percent)	4.80%	4.80%
Weighted average remaining lease term	3 years 6 months	3 years 6 months